As filed with the Securities and Exchange Commission on March 1, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 87.21%	Value
	Auto Components - 3.26%
953,175	Gentex Corp.	$18,768,016
	Chemicals - 2.07%
44,260	Sherwin-Williams Co.	11,894,432
	Communications Equipment - 2.08%
144,300	Motorola Solutions, Inc.	11,961,027
	Diversified Financial Services - 5.85%
206,475	Berkshire Hathaway, Inc. - Class B (a)	33,651,296
	Energy Equipment & Services - 3.19%
219,096	Schlumberger, Ltd.	18,393,109
	Food & Staples Retailing - 7.36%
297,800	CVS Health Corp.	23,499,398
227,750	Walgreens Boots Alliance, Inc.	18,848,590
		42,347,988
	Health Care Equipment & Supplies - 0.58%
112,053	Smith & Nephew PLC - ADR	3,370,554
	Health Care Providers & Services - 2.98%
122,046	McKesson Corp.	17,141,361
	Health Care Technology - 1.97%
238,945	Cerner Corp. (a)	11,318,825
	Insurance - 10.32%
368,100	American International Group, Inc.	24,040,611
214,566	Aon PLC	23,930,546
93,675	Willis Towers Watson PLC	11,454,579
		59,425,736
	Internet & Direct Marketing Retail - 4.24%
16,667	Priceline Group, Inc. (a)	24,434,822
	IT Services - 3.09%
317,460	Cognizant Technology Solutions Corp. - Class A (a)	17,787,284
	Media - 4.50%
375,567	Comcast Corp. - Class A	25,932,901
	Multiline Retail - 2.91%
226,188	Dollar General Corp.	16,753,745
	Pharmaceuticals - 5.06%
98,595	Allergan PLC (a)	20,705,936
115,279	Novartis AG - ADR	8,396,922
		29,102,858
	Professional Services - 3.01%
413,435	Nielsen Holdings PLC	17,343,598
	Road & Rail - 2.87%
74,226	Canadian Pacific Railway Ltd. (b)	10,597,246
69,803	Kansas City Southern	5,922,785
		16,520,031
	Software - 13.65%
471,139	Microsoft Corp.	29,276,577
754,359	Oracle Corp.	29,005,104
234,642	SAP SE - ADR	20,280,108
		78,561,789
	Specialty Retail - 4.26%
145,081	Advance Auto Parts, Inc.	24,536,099
	Technology Hardware, Storage & Peripherals - 3.96%
196,863	Apple, Inc.	22,800,673
	TOTAL COMMON STOCKS (Cost $460,399,079)	502,046,144

	PREFERRED STOCKS - 1.75%
	Semiconductors & Semiconductor Equipment - 1.75%
8,480	Samsung Electronics Co., Ltd. (c)	10,061,136
	TOTAL PREFERRED STOCKS (Cost $6,983,122)	10,061,136

	MONEY MARKET FUNDS - 10.86%
62,514,766	First American Treasury Obligations Fund, Class Z, 0.40% (d)	62,514,766
	TOTAL MONEY MARKET FUNDS (Cost $62,514,766)	62,514,766

	Total Investments in Securities (Cost $529,896,967) - 99.82%	574,622,046
	Other Assets in Excess of Liabilities - 0.18%	1,041,634
	TOTAL NET ASSETS - 100.00%	$575,663,680

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Balanced Opportunity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 60.94%	Value
	Auto Components - 2.31%
73,575	Gentex Corp.	$1,448,692
	Capital Markets - 0.32%
5,300	Oaktree Cap Group, LLC	198,750
	Chemicals - 1.46%
3,415	Sherwin-Williams Co.	917,747
	Communications Equipment - 1.81%
13,718	Motorola Solutions, Inc.	1,137,085
	Diversified Financial Services - 4.02%
15,440	Berkshire Hathaway, Inc. - Class B (a)	2,516,411
	Energy Equipment & Services - 1.75%
13,072	Schlumberger, Ltd.	1,097,395
	Food & Staples Retailing - 5.31%
23,790	CVS Health Corp.	1,877,269
17,490	Walgreens Boots Alliance, Inc.	1,447,472
		3,324,741
	Health Care Equipment & Supplies - 0.88%
18,340	Smith & Nephew PLC - ADR	551,667
	Health Care Providers & Services - 2.08%
9,269	McKesson Corp.	1,301,831
	Health Care Technology - 1.38%
18,250	Cerner Corp. (a)	864,503
	Insurance - 7.06%
27,747	American International Group, Inc.	1,812,156
14,558	Aon PLC	1,623,654
8,100	Willis Towers Watson PLC	990,468
		4,426,278
	Internet & Direct Marketing Retail - 2.97%
1,270	Priceline Group, Inc. (a)	1,861,896
	IT Services - 2.24%
25,050	Cognizant Technology Solutions Corp. - Class A (a)	1,403,552
	Media - 3.06%
27,740	Comcast Corp. - Class A	1,915,447
	Multiline Retail - 1.54%
13,004	Dollar General Corp.	963,206
	Pharmaceuticals - 3.66%
7,857	Allergan PLC (a)	1,650,049
8,844	Novartis AG - ADR	644,197
		2,294,246
	Professional Services - 2.18%
32,610	Nielsen Holdings PLC	1,367,990
	Road & Rail - 1.97%
5,282	Canadian Pacific Railway Ltd. (b)	754,111
5,675	Kansas City Southern	481,524
		1,235,635
	Software - 9.24%661,350
34,659	Microsoft Corp.	2,153,710
57,090	Oracle Corp.	2,195,110
16,678	SAP SE - ADR	1,441,480
		5,790,300

	Specialty Retail - 2.86%
10,591	Advance Auto Parts, Inc.	1,791,150
	Technology Hardware, Storage & Peripherals - 2.84%
15,359	Apple, Inc.	1,778,879
	TOTAL COMMON STOCKS (Cost $33,897,043)	38,187,401

	PREFERRED STOCKS - 5.10%
	Closed-End Funds - 3.43%
42,653	GDL Fund - Series B	2,148,432
	Semiconductors & Semiconductor Equipment - 1.67%
885	Samsung Electronics Co., Ltd. (c)	1,050,012
	TOTAL PREFERRED STOCKS (Cost $2,879,104)	3,198,444

Principal
Amount	CONVERTIBLE BONDS - 1.04%	Value
	Internet Software & Services - 1.04%
	Blucora, Inc.
$650,000	4.25%, 4/1/2019 (e)	650,000
	TOTAL CONVERTIBLE BONDS (Cost $646,609)	650,000

	CORPORATE BONDS - 5.58%
	Chemicals - 0.08%
	Ecolab, Inc.
50,000	1.45%, 12/8/2017	49,962
	Computer and Electronic Product Manufacturing - 0.16%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	98,043
	Diversified Telecommunication Services - 0.14%
	AT&T, Inc.
91,000	1.40%, 12/1/2017	90,820
	Food Products - 0.02%
	Campbell Soup Co.
10,000	3.05%, 7/15/2017	10,094
	Health Care Providers & Services - 0.01%
	Express Scripts Holding Co.
4,000	1.25%, 6/2/2017	3,986
	Insurance - 0.01%
	American International Group, Inc.
6,000	5.85%, 1/16/2018	6,258
	Internet Software & Services - 0.27%
	eBay, Inc.
167,000	1.35%, 7/15/2017	167,091
	Media - 0.12%
	CBS Corp.
77,000	1.95%, 7/1/2017	77,254
	Petroleum and Coal Products Manufacturing - 1.71%
	Murphy Oil USA, Inc.
1,022,000	6.00%, 8/15/2023	1,070,545
	Securities and Commodity Contracts Intermediation and Brokerage - 2.98%
	Goldman Sachs Group, Inc.
2,281,000	4.00%, 6/1/2043 (d)	1,867,204
	Specialty Retail - 0.08%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	53,847
	TOTAL CORPORATE BONDS (Cost $3,240,340)	3,495,104

	MUNICIPAL BONDS - 2.19%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,266
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	85,500
135,000	7.875%, 2/1/2026, Series 2011B	147,327
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039, Series 2009B	75,714
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	139,217
255,000	5.60%, 11/1/2020	288,357
75,000	6.65%, 3/1/2022, Series 2010	88,819
420,000	7.95%, 3/1/2036, Series 2010	490,837
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	47,322
	TOTAL MUNICIPAL BONDS (Cost $1,388,004)	1,373,359

Shares	MONEY MARKET FUNDS - 25.10%
15,728,257	First American Treasury Obligations Fund, Class Z, 0.40% (f)	15,728,257
	TOTAL MONEY MARKET FUNDS (Cost $15,728,257)	15,728,257

	Total Investments in Securities (Cost $57,779,357) - 99.95%	62,632,565
	Other Assets in Excess of Liabilities - 0.05%	33,478
	TOTAL NET ASSETS - 100.00%	$62,666,043

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Variable rate security.
(e)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Scharf Investments, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of December 31,
2016, the value of this investment was $650,000 or 1.04% of total net assets.
(f)	Rate shown is the 7-day annualized yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 91.34%	Value
	Auto Components - 4.49%
62,147	Gentex Corp.	$1,223,674
	Biotechnology - 3.23%
5,165	Shire PLC - ADR	880,013
	Chemicals - 2.49%
2,525	Sherwin-Williams Co.	678,569
	Consumer Finance - 0.21%
800	Discover Financial Services	57,672
	Diversified Financial Services - 5.33%
8,910	Berkshire Hathaway, Inc. - Class B (a)	1,452,152
	Energy Equipment & Services - 0.97%
3,138	Schlumberger, Ltd.	263,435
	Food & Staples Retailing - 6.72%
15,200	CVS Health Corp.	1,199,432
7,620	Walgreens Boots Alliance, Inc.	630,631
		1,830,063
	Health Care Equipment & Supplies - 2.01%
4,578	Smith & Nephew PLC - ADR	137,706
27,150	Smith & Nephew PLC (b)	408,545
		546,251
	Health Care Providers & Services - 4.17%
943	Anthem, Inc.	135,575
760	Express Scripts Holding Co. (a)	52,280
6,755	McKesson Corp.	948,740
		1,136,595
	Health Care Technology - 2.98%
17,140	Cerner Corp. (a)	811,922
	Household Products - 1.38%
200,700	Vinda International Holdings, Ltd. (b)	375,285
	Insurance - 8.67%
9,537	American International Group, Inc.	622,862
9,197	Aon PLC	1,025,741
5,822	Willis Towers Watson PLC	711,914
		2,360,517
	Internet & Direct Marketing Retail - 4.30%
799	Priceline Group, Inc. (a)	1,171,382
	Internet Software & Services - 0.09%
210	Facebook, Inc. - Class A (a)	24,161
	IT Services - 4.92%
17,540	Cognizant Technology Solutions Corp. - Class A (a)	982,766
4,585	Visa, Inc. - Class A	357,722
		1,340,488
	Media - 4.39%
17,295	Comcast Corp. - Class A	1,194,220

	Personal Products - 2.65%
98,140	Hengan International Group Co., Ltd. (b)	720,752
	Pharmaceuticals - 4.86%
6,304	Allergan PLC (a)	1,323,903
	Professional Services - 2.50%
16,214	Nielsen Holdings PLC	680,177
	Road & Rail - 3.52%
1,815	Canadian Pacific Railway Ltd. (c)	259,128
8,250	Kansas City Southern	700,012
		959,140
	Software - 11.51%
19,830	Microsoft Corp.	1,232,236
41,360	Oracle Corp.	1,590,292
3,607	SAP SE - ADR	311,753
		3,134,281
	Specialty Retail - 4.98%
6,260	Advance Auto Parts, Inc.	1,058,691
4,496	L Brands, Inc.	296,017
		1,354,708
	Technology Hardware, Storage & Peripherals - 3.96%
9,300	Apple, Inc.	1,077,126
	Wireless Telecommunication Services - 1.01%
8,307	SoftBank Group Corp. - ADR	274,380
	TOTAL COMMON STOCKS (Cost $24,075,069)	24,870,866

	PREFERRED STOCKS - 4.31%
	Semiconductors & Semiconductor Equipment - 4.31%
988	Samsung Electronics Co., Ltd. (b)	1,172,217
	TOTAL PREFERRED STOCKS (Cost $962,991)	1,172,217

	WARRANTS - 3.27%
	Banks - 1.15%
7,048	JPMorgan Chase & Co.
	Expiration: October 28, 2018
	Exercise Price: $42.07	312,015

	Insurance - 2.12%
24,640	American International Group, Inc.
	Expiration: January 19, 2021
	Exercise Price: $44.43	578,055
	TOTAL WARRANTS (Cost $679,376)	890,070

	MONEY MARKET FUNDS - 1.26%
344,434	First American Treasury Obligations Fund, Class Z, 0.40% (d)	344,434
	TOTAL MONEY MARKET FUNDS (Cost $344,434)	344,434

	Total Investments in Securities (Cost $26,061,870) - 100.18%	27,277,587
	Liabilities in Excess of Other Assets - (0.18)%	(48,823)
	TOTAL NET ASSETS - 100.00%	$27,228,764

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets

United States	86.6%
Republic of Korea	4.3%
China	2.6%
United Kingdom	2.0%
Hong Kong	1.4%
Germany	1.1%
Japan	1.0%
Canada	1.0%
100.0%

Scharf Alpha Opportunity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 97.00%	Value
	Auto Components - 3.49%
45,540	Gentex Corp. (c)	$896,683
	Chemicals - 2.12%
2,031	Sherwin-Williams Co. (c)	545,811
	Communications Equipment - 2.93%
9,080	Motorola Solutions, Inc. (c)	752,641
	Diversified Financial Services - 5.70%
8,996	Berkshire Hathaway, Inc. - Class B (a) (c)	1,466,168
	Energy Equipment & Services - 3.01%
9,214	Schlumberger, Ltd. (c)	773,515
	Food & Staples Retailing - 7.56%
14,120	CVS Health Corp. (c)	1,114,209
10,004	Walgreens Boots Alliance, Inc. (c)	827,931
		1,942,140
	Health Care Equipment & Supplies - 1.56%
13,331	Smith & Nephew PLC - ADR (c)	400,996
	Health Care Providers & Services - 3.24%
5,935	McKesson Corp. (c)	833,571
	Health Care Technology - 2.28%
12,363	Cerner Corp. (a) (c)	585,635
	Insurance - 12.92%
16,425	American International Group, Inc. (c)	1,072,717
10,054	Aon PLC (c)	1,121,323
9,217	Willis Towers Watson PLC (c)	1,127,054
		3,321,094
	Internet & Direct Marketing Retail - 4.24%
744	Priceline Group, Inc. (a) (c)	1,090,749
	IT Services - 3.22%
14,757	Cognizant Technology Solutions Corp. - Class A (a)	826,835
	Media - 4.88%
18,152	Comcast Corp. - Class A (c)	1,253,396
	Multiline Retail - 2.28%
7,904	Dollar General Corp. (c)	585,449
	Pharmaceuticals - 5.89%
5,006	Allergan PLC (a) (c)	1,051,310
6,364	Novartis AG - ADR (c)	463,554
		1,514,864
	Professional Services - 3.52%
21,552	Nielsen Holdings PLC (c)	904,106
	Road & Rail - 4.19%
3,565	Canadian Pacific Railway Ltd. (b) (c)	508,975
6,710	Kansas City Southern (c)	569,344
		1,078,319

	Software - 15.01%
21,616	Microsoft Corp. (c)	1,343,218
36,591	Oracle Corp. (c)	1,406,925
12,805	SAP SE - ADR (c)	1,106,736
		3,856,879
	Specialty Retail - 4.26%
6,479	Advance Auto Parts, Inc. (c)	1,095,728
	Technology Hardware, Storage & Peripherals - 4.70%
9,322	Apple, Inc. (c)	1,079,674
170	Samsung Electronics Co., Ltd. (d)	126,990
		1,206,664
	TOTAL COMMON STOCKS (Cost $24,269,893)	24,931,243

	MONEY MARKET FUNDS - 2.19%
562,088	First American Treasury Obligations Fund, Class Z, 0.40% (e)	562,088
	TOTAL MONEY MARKET FUNDS (Cost $562,088)	562,088

	Total Investments in Securities (Cost $24,831,981) - 99.19%	25,493,331
	Other Assets in Excess of Liabilities - 0.81%	207,194
	TOTAL NET ASSETS - 100.00%	$25,700,525

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Foreign issuer.
(e)	Rate shown is the 7-day annualized yield as of December 31, 2016.

Schedule of Securities Sold Short at December 31, 2016 (Unaudited)
Shares	EXCHANGE-TRADED FUNDS - 55.30%	Value
63,583	SPDR S&P 500 ETF Trust	$14,212,708
	Total Securities Sold Short (Proceeds $13,233,568)	$14,212,708

ETF	Exchange-Traded Funds

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Funds
Notes to Schedule of Investments
December 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Other derivative instruments, including rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2016:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$110,425,583	$-	$-	$110,425,583
Consumer Staples	42,347,988	-	-	42,347,988
Energy	18,393,109	-	-	18,393,109
Financials	93,077,032	-	-	93,077,032
Health Care	60,933,598	-	-	60,933,598
Industrials	33,863,629	-	-	33,863,629
Information Technology	131,110,773	-	-	131,110,773
Materials	11,894,432	-	-	11,894,432
Total Common Stocks	502,046,144	-	-	502,046,144
Preferred Stocks
Information Technology	10,061,136	-	-	10,061,136
Total Preferred Stocks	10,061,136	-	-	10,061,136
Money Market Funds	62,514,766	-	-	62,514,766
Total Investments in Securities	$574,622,046	$-	$-	$574,662,046

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,980,391	$-	$-	$7,980,391
Consumer Staples	3,324,741	-	-	3,324,741
Energy	1,097,395	-	-	1,097,395
Financials	7,141,440	-	-	7,141,440
Health Care	5,012,246	-	-	5,012,246
Industrials	2,603,625	-	-	2,603,625
Information Technology	10,109,816	-	-	10,109,816
Materials	917,747	-	-	917,747
Total Common Stocks	38,187,401	-	-	38,187,401
Preferred Stocks
Closed-End Funds	2,148,432	-	-	2,148,432
Information Technology	1,050,012	-	-	1,050,012
Total Preferred Stocks	3,198,444	-	-	3,198,444
Fixed Income
Convertible Bonds	-	650,000	-	650,000
Corporate Bonds	-	3,495,104	-	3,495,104
Municipal Bonds	-	1,373,359	-	1,373,359
Total Fixed Income	-	5,518,463	-	5,518,463
Money Market Funds	15,728,257	-	-	15,728,257
Total Investments in Securities	$57,114,102	$5,518,463	$-	$62,632,565

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,943,984	$-	$-	$4,943,984
Consumer Staples	2,926,101	-	-	2,926,101
Energy	263,435	-	-	263,435
Financials	3,870,341	-	-	3,870,341
Health Care	4,698,684	-	-	4,698,684
Industrials	1,639,317	-	-	1,639,317
Information Technology	5,576,056	-	-	5,576,056
Materials	678,568	-	-	678,568
Telecommunications	274,380	-	-	274,380
Total Common Stocks	24,870,866	-	-	24,870,866
Preferred Stocks
Information Technology	1,172,217	-	-	1,172,217
Total Preferred Stocks	1,172,217	-	-	1,172,217
Warrants	890,070	-	-	890,070
Money Market Funds	344,434	-	-	344,434

Total Investments in Securities	$27,277,587	$-	$-	$27,277,587

Scharf Alpha Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,922,005	$-	$-	$4,922,005
Consumer Staples	1,942,140	-	-	1,942,140
Energy	773,515	-	-	773,515
Financials	4,787,262	-	-	4,787,262
Health Care	3,335,067	-	-	3,335,067
Industrials	1,982,425	-	-	1,982,425
Information Technology	6,643,018	-	-	6,643,018
Materials	545,811	-	-	545,811
Total Common Stocks	24,931,243	-	-	24,931,243
Money Market Funds	562,088	-	-	562,088
Total Investments in Securities	$25,493,331	$-	$-	$25,493,331

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$14,212,708	$-	$-	$14,212,708
Total Securities Sold Short	$14,212,708	$-	$-	$14,212,708

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2016, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended December 31, 2016.

Note 2 - Leverage and Short Sales

The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in  long positions.

 With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2016, was as follows*:

Scharf Fund

Cost of investments	$529,896,967

Gross unrealized appreciation	66,106,737
Gross unrealized depreciation	(21,381,658)
Net unrealized appreciation	$44,725,079

Scharf Balanced Opportunity Fund

Cost of investments	$57,779,357

Gross unrealized appreciation	6,453,626
Gross unrealized depreciation	(1,600,418)
Net unrealized appreciation	$4,853,208

Scharf Global Opportunity Fund

Cost of investments	$26,061,870

Gross unrealized appreciation	2,629,057
Gross unrealized depreciation	(1,413,340)
Net unrealized appreciation	$1,215,717

Scharf Alpha Opportunity Fund

Cost of investments	$24,831,981

Gross unrealized appreciation	1,805,764
Gross unrealized depreciation	(1,144,414)
Net unrealized appreciation	$661,350

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date  2/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date  2/17/17

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date  2/17/17

* Print the name and title of each signing officer under his or her signature.